Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Interest, Dividend and Fee Income
Loans		$ 40,069	$ 34,310
Securities (Notes 3 and 10)	[1]	15,038	11,392
Securities borrowed or purchased under resale agreements		6,843	5,859
Deposits with banks		4,035	4,013
Interest, Dividend and Fee Income		65,985	55,574
Interest Expense
Deposits		34,580	26,547
Securities sold but not yet purchased and securities lent or sold under repurchase agreements		8,907	7,299
Subordinated debt		456	430
Other liabilities (Note 14)		2,574	2,617
Interest Expense		46,517	36,893
Net Interest Income		19,468	18,681
Non-Interest Revenue
Securities commissions and fees		1,106	1,025
Deposit and payment service charges		1,626	1,517
Trading revenues (losses) (Notes 10 and 18)		2,377	(216)
Lending fees		1,464	1,548
Card fees		847	700
Investment management and custodial fees		2,056	1,851
Mutual fund revenues		1,324	1,244
Underwriting and advisory fees		1,399	1,107
Securities gains, other than trading (Note 3)		200	180
Foreign exchange gains, other than trading		263	234
Insurance service results (Note 15)		340	389
Insurance investment results (Note 15)		105	171
Share of profit in associates and joint ventures		207	185
Other revenues		13	643
Non-Interest Revenue		13,327	10,578
Total Revenue		32,795	29,259
Provision for Credit Losses (Notes 4 and 10)		3,761	2,178
Non-Interest Expense
Employee compensation (Notes 21 and 22)		10,872	11,460
Premises and equipment (Note 9)		4,117	4,870
Amortization of intangible assets (Note 11)		1,112	1,008
Advertising and business development		837	812
Communications		388	367
Professional fees		583	863
Association, clearing and annual regulator fees		321	272
Other		1,269	1,482
Non-Interest Expense		19,499	21,134
Income Before Provision for Income Taxes		9,535	5,947
Provision for income taxes (Note 23)		2,208	1,510
Net Income		7,327	4,437
Attributable to:
Bank shareholders		7,318	4,425
Non-controlling interest in subsidiaries		9	12
Net Income		$ 7,327	$ 4,437
Earnings Per Common Share (Canadian $) (Note 24)
Basic		$ 9.52	$ 5.77
Diluted		9.51	5.76
Common shares [member]
Earnings Per Common Share (Canadian $) (Note 24)
Dividends per common share		$ 6.12	$ 5.8

[1]	Includes interest income on securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, calculated using the effective interest rate method, of $7,826 million for the year ended October 31, 2024 ($6,027 million in 2023).